Property plant and equipment net Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property plant and equipment net
Depreciation	$ 344,852	$ 444,462	$ 436,427
Buildings pledged as collateral for bank loans	$ 351,128	$ 588,063